SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
36 .	SUBSEQUENT EVENTS
   In January 2019, the Company completed the repurchase of the 2019 Notes with a face value of US$ 10.000 .